Revenue	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Revenue

5. Revenue

	2025	2024	2023

Program fees
Revenue from program fees	1,578,287	929,319	937,415
Contractual payments to gyms	(935,823)	(537,012)	(574,025)
Net Revenue from program fees	642,464	392,307	363,390
Saas Revenue
Subscription SaaS Revenue	126,684	-	-
Transaction SaaS Revenue	162,976	-	-
Total SaaS Revenue	289,660	-	-
Other Income
Research and Development tax incentive*	249,747	-	1,149,525
Finale, franchise fee and other fees	195,614	167,021	22,600
Merchandise sales	436	2,984	1,296
Total other income	445,797	170,005	1,173,421
Total Revenue	1,377,921	562,312	1,536,811

*	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY24 Research and Development incentive was recognised in FY25 and the FY 2025 Research and Development incentive will be applied for on lodging of the FY 2025 tax return with the Australian Tax Office and recognised once reasonable assurance that the Company will comply with the conditions and that the grants will be received.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Disaggregation of Revenue

The disaggregation of revenue from contracts with customers is disclosed below. The Company only has one major product line, being the provision of Gym Programs, with additional revenue streams of SaaS revenue comprising subscription and transaction revenue. All revenues are generated by the Australian Parent Entity and its 100% owned subsidiaries:

	2025	2024	2023

Revenue from program fees	1,578,287	929,319	937,415
Contractual payments to gyms	(935,823)	(537,012)	(574,025)
Net Revenue from Program Revenue	642,464	392,307	363,390
Subscription SaaS Revenue	126,684	-	-
Transaction SaaS Revenue	162,976	-	-
Total SaaS Revenue	289,660	-	-

Timing of revenue recognition

Revenue from program fees is recognised only after both (1) the license agreement is signed—transferring the gym’s right to use the Company’s Warrior Training Program IP—and (2) the Warrior Training Program commences. Because it is a usage-based royalty, revenue is measured as each series proceeds, based on the number of participants enrolled.

Revenue from subscription SaaS is satisfied over time and revenue is recognized straight-line over the monthly service period starting when access is provisioned and transaction SaaS are recognised at the point in time that the related payment is processed and completed.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023